UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F-HR/A

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [X]; Amendment Number: 3
This amendment (Check only one.): [ ] is a restatement.
                                  [X]adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM FILED
ON NOVEMBER 4, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL
TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:
Name:     Milton Arbitrage Partners, LLC
Address:  56 Mason Street
          Greenwich, CT 06830

13 File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      James E. Buck, II
Title:     Managing Member
Phone:     203-629-7500
Signature, Place and Date of Signing:

James E. Buck, II   Greenwich, Connecticut  May 10, 2004

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    4

Form 13F Information Table Value Total:    10730

List of Other Included Managers

None

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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D CT BANCSHARES                  COMMON STOCK     207540105     5591   109100 SH       SOLE                 109100        0        0
D NEW FOCUS INC                  COMMON STOCK     644383101      718   160000 SH       SOLE                 160000        0        0
D RESOURCE BANKSHARES CORP       COMMON STCK      76121R104     3900   133803 SH       SOLE                 133803        0        0
D TITAN CORP                     COMMON STOCK     888266103      521    25000 SH       SOLE                  25000        0        0
S REPORT SUMMARY                 4   DATA RECORDS              10730        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED